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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597


                         Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



               Pioneer Tax Free Income Fund
               Schedule of Investments 9/30/04 (unaudited)

Principal
  Amount
               TAX-EXEMPT OBLIGATIONS - 98.6 %
               Arizona - 3.9 %
 $1,000,000    Maricopa County School District, 7.0%, 7/1/07                                        $      1,128,340
  1,000,000    Maricopa County School District, 7.0%, 7/1/08                                               1,159,800
  5,000,000    Maricopa County AZ Indl Dev 5.0%, 7/1/2016                                                  5,126,400
  3,000,000    Maricopa County Pollution Control Revenue, 2.9%,  6/1/35                                    2,950,590
  2,400,000    Scottsdale Memorial Hospital, 5.5%, 9/1/12                                                  2,737,080
                                                                                                    $     13,102,210
               California - 2.8 %
  3,000,000    Golden State Tobacco Securitization, 7.9%, 6/1/42                                    $      3,213,060
  1,300,000    Golden State Tobacco Securitization, 7.875%, 6/1/42                                         1,390,220
  4,525,000    Golden State Tobacco Securitization, 7.8%, 6/1/42                                           4,817,089
                                                                                                    $      9,420,369
               Colorado - 3.8 %
     75,000    Colorado Housing Finance Authority, Series A-3, 7.0%, 11/1/16                        $         75,008
     35,000    Colorado Housing Finance Authority, Series C-2, 7.45%, 6/1/17                                  35,128
    120,000    Colorado Housing Finance Authority, Series B-2, 7.45%, 11/1/27                                120,444
    390,000    Colorado Housing Finance Authority, Series B-3, 6.55%, 5/1/25                                 391,174
  3,575,000    Douglas County School District Region1, 7.0%, 12/15/13                                      4,524,413
  6,765,000    University of CO Regts Partner, 6%, 12/1/22                                                 7,749,849
                                                                                                    $     12,896,016
               Connecticut - 0.3 %
     35,000    Connecticut State General Obligation, 6.0%, 10/1/04                                            35,004
  1,000,000    Connecticut State Health & Education, 5.5%, 7/1/17                                          1,100,810
                                                                                                           1,135,814
               District of Columbia - 2.1 %
  7,500,000    District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40              $      7,141,650
                                                                                                    $      7,141,650
               Florida - 5.4 %
  1,900,000    Seminole Tribe Convention-A1, 10.0%, 10/1/33                                         $      2,274,718
  1,000,000    Seminole Tribe Convention-A1, 8.95%, 10/1/33                                                1,160,270
  6,000,000    Hillsborough County Florida Industrial Development Authority Pollution Control Revenue      6,207,060
  1,000,000    Miami Beach Health Facilities Authority, 6.7%, 11/15/19                                     1,034,150
  2,000,000    Miami Beach Health Facilities Authority, 6.8%, 11/15/31                                     2,065,720
    160,000    Manatee County Housing Revenue, 7.2%, 5/1/28                                                  171,282
  5,000,000    Palm Beach County Public Improvement Revenue, 5.0%, 11/1/30                                 5,480,750
                                                                                                    $     18,393,950
               Illinois - 7.2 %
    455,000    Chicago Illinois Single Family Mortgage, 6.45%, 9/1/29                               $        456,279
  1,000,000    Illinois Health Facilities Authority Revenue, 6.7%, 3/1/14                                    868,860
  4,780,000    Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, 8.5%, 6/15/06         5,306,804
    190,000    Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, 8.5%, 6/15/06           209,982
  1,735,000    Kane County Illinois School District #129 Aurora West Side ,6.0%, 2/1/20                    1,985,430
  1,000,000    Kane County Illinois School District #129 Aurora West Side ,6.0%, 2/1/22                    1,136,730
  1,145,000    Illinois Housing Development Authority Revenue Multi-Family Housing, 7.0%, 7/1/23           1,512,362
  3,385,000    Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, 8.5%, 6/15/06         3,758,670
  4,485,000    Chicago Board of Education 5.75%, 12/1/27                                                   5,057,241
    515,000    Chicago Board of Education 5.75%, 12/1/27                                                     565,182
  3,000,000    University of Illinois Revenue, 5.75%, 1/15/16                                              3,372,630
                                                                                                    $     24,230,170
               Indiana - 3.5 %
    750,000    Indiana Bond Bank, 6.75%, 2/1/17                                                     $        777,878
    315,000    Indiana State Housing Finance, Single Family Mortgage Revenue, 5.95%, 7/1/13                  317,344
  1,000,000    Indiana University Revenue, 5.8%, 11/15/10                                                  1,149,110
  3,400,000    Indianapolis Local Public Improvement Board Revenue, 6.0%, 1/10/20                          4,101,556
  1,400,000    Indianapolis Local Public Improvement Board Board Revenue, 6.75%, 2/1/14                    1,695,820
  1,000,000    Lawrence Township Metropolitan School District Revenue, 6.75%, 7/5/13                       1,227,200
  3,815,205    Indianapolis Industry Airport Authority Revenue, 6.5%, 11/15/31                               476,901
  2,000,000    Sarah Scott Middle School Revenue, 5.75%, 1/15/19                                           2,184,900
                                                                                                    $     11,930,709
               Kentucky - 0.3 %
  1,095,000    Kenton County Water District #1, 5.8%, 2/1/15                                        $      1,154,623
                                                                                                    $      1,154,623
               Lousiana - 0.3 %
  1,190,000    Louisiana Public Facilities Authority Revenue, 6.25%, 10/1/11                        $      1,173,150
                                                                                                    $      1,173,150
               Massachusetts - 7.0 %
  1,500,000    Massachusetts State Development Finance Agency, 6.375%, 7/1/23                       $      1,661,670
  5,000,000    MA St Dev Fin Agy Rev 5.375%, 1/1/2042                                                      5,293,000
  1,000,000    Massachusetts Health & Educational Facilities Authority Revenue, 6.0%, 7/1/18               1,129,350
  5,290,000    Massachusetts Health & Educational Facilites Authority, 5.75%, 7/1/32                       5,698,917
  2,000,000    Massachusetts Health & Educational Facilities Authority, 6.5%, 7/1/21                       2,132,200
  2,000,000    Massachusetts Health & Educational Facilites Authority Revenue, 6.625%, 7/1/32              2,112,000
  1,145,000    Massachusetts Health & Educational Facitilties Authority, 6.25%, 10/1/31                    1,185,613
  1,000,000    Massachusetts Health & Educational Facilities Authority Revenue, 6.75%, 7/1/16              1,107,510
  1,250,000    Massachusetts Health & Educational Facilties Authority, 6.25% 7/1/22                        1,308,125
  2,000,000    Massachusetts Health & Educational Facilities Authority Revenue, 5.0%, 7/1/23               2,079,700
                                                                                                    $     23,708,085
               Maine - 2.6 %
  9,000,000    Bucksport Maine Solid Waster Disposal, 4.0%, 3/1/14                                  $      8,790,390
                                                                                                    $      8,790,390
               Michigan - 4.2 %
  6,485,000    Wayne Charter County SPL, 6.75%, 12/1/15                                             $      5,464,715
  4,000,000    Michigan State Hospital Finance Authority, 6.0%, 2/1/24                                     3,886,960
  3,230,000    Michigan St Hospital Fin. Auth 5.50%, 11/01/14                                              3,518,116
  1,500,000    John Tolfree Health System, 6.0%, 9/15/23                                                   1,445,895
                                                                                                    $     14,315,686
               Minnesota - 1.7 %
  5,000,000    Becker, Minnesota Pollution Control Revenue Northern States Power ""A"" Conversions 8$      5,795,150
                                                                                                    $      5,795,150
               Missouri - 0.2 %
    725,000    Missouri State Housing Development Common Mortgage Revenue, Single Family, Series B-2$        726,950
                                                                                                    $        726,950
               Mississippi - 2.1 %
  6,000,000    Lowndes County MS Solid Waste Disposal & Pollution Control Revenue, 6.8%, 4/1/22     $      7,187,220
                                                                                                    $      7,187,220
               Montana - 2.5 %
  8,000,000    Montana State Health Authority, 9.082%, 2/25/25                                      $      8,348,480
                                                                                                    $      8,348,480
               North Carolina - 0.2 %
  2,000,000    Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28                   $        740,000
                                                                                                    $        740,000
               North Dakota - 0.5 %
  1,050,000    North Dakota State Housing Finance Agency Revenue, 6.0%, 7/1/20                      $      1,078,739
    650,000    North Dakota State Housing Finance Agency Revenue, 5.8%, 7/1/18                               682,377
                                                                                                    $      1,761,116
               Nebraska - 2.2 %
  1,325,000    Municipal Energy Agency, 6.0%, 4/1/08                                                $      1,481,496
  5,050,000    Nebraska Investment Finance Authority Single Family Mortgage Revenue, 10.352%, 3/1/26       5,946,173
                                                                                                    $      7,427,669
               New Hampshire - 2.4 %
  4,000,000    Manchester New Hampshire School Revenue, 5.5%,  6/1/28                               $      4,322,000
  1,250,000    New Hampshire Health & Education Facilities Authority Revenue, 5.75%, 10/1/31               1,306,875
  2,000,000    New Hampshire Health & Educational Facilities Authority Revenue, 5.75%, 7/1/22              2,031,120
    405,000    New Hampshire State Housing Finance Authority, 6.125%, 1/1/20                                 413,732
                                                                                                    $      8,073,727
               New Jersey - 3.2 %
  5,185,000    New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30   $      4,092,002
  5,215,000    Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39                                       5,005,983
  2,000,000    Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/43                                       1,776,440
                                                                                                    $     10,874,425
               New York - 4.6 %
  1,000,000    Albany Individual Development, 6.0%, 7/1/19                                          $      1,075,690
  2,000,000    New York NY, Series G, 5.0%, 8/1/14                                                         2,185,720
  2,000,000    New York NY City Transportation Finance Authority Revenue, 5.5%, 11/1/26                    2,254,400
  6,900,000    New York City, NY, Industrial, 6.9%, 8/1/24                                                 4,347,621
  5,000,000    NY State Dorm Auth Lease Rev 5.25%, 5/15/2017                                               5,530,750
                                                                                                    $     15,394,181
               Ohio - 2.7 %
  2,870,000    Cleveland Ohio General Obligation, 5.75%, 8/1/13                                     $      3,357,728
  1,000,000    University of Cincinnati, 5.75%,  6/1/18                                                    1,145,820
  1,000,000    University of Cincinnati, 5.75%, 6/1/19                                                     1,145,820
    500,000    Ohio State Building Authority Revenue, 6.0%, 10/1/08                                          565,450
  2,800,000    Ohio Water Development Authority Pollution Control Facilities Revenue, 7.7%, 8/1/25         2,967,384
                                                                                                    $      9,182,202
               Oklahoma - 1.6 %
  4,350,000    Tulsa Municipal Airport Revenue, 7.35%, 12/1/11                                      $      3,918,741
  2,220,000    Tulsa Municipal Airport Revenue, 6.25%, 6/1/20                                              1,636,384
                                                                                                    $      5,555,125
               Oregon - 1.4 %
  1,650,000    Wasco County School District, 5.5%, 6/15/19                                          $      1,925,088
  1,000,000    Portland Urband Development, 5.75%  6/15/08                                                 1,134,710
  1,165,000    Jackson County School District Np. 4, 5.5%, 6/15/17                                         1,306,128
    500,000    Klamath Falls Inter-Community Hospital Authority Revenue, 6.125%, 9/1/22                      529,355
                                                                                                    $      4,895,281
               Pennsylvania - 2.4 %
  1,800,000    Lehigh County General Purpose Authority Revenue, Hospital - Saint Lukes Bethlehem, 5.$      1,807,992
    250,000    Sayre Health Care Facility Authority Revenue, 5.75%, 12/1/21                                  262,943
  5,000,000    Delaware County Pennsylvania Industrial Development Authority Revenue, 6.2%, 7/1/19         5,227,700
  1,000,000    Columbia County PA Hospital Authority, 5.8%, 6/1/19                                           873,350
                                                                                                    $      8,171,985
               Puerto Rico - 2.4 %
  5,000,000    Puerto Rico Electric Power, 0.0%, 7/1/17*                                            $      3,032,400
  3,305,000    Puerto Rico Electric Power, 0.0%, 7/1/17*                                                   2,004,416
  2,650,000    Puerto Rico Municipal Financial  Agency, 5.875%, 8/1/14                                     3,027,572
                                                                                                    $      8,064,388
               Rhode Island - 1.0 %
    480,000    Rhode Island State Health & Education Facilities Authorities, 6.375%, 8/15/21        $        514,109
    250,000    Rhode Island State Health & Education Facilities Authorities, 6.5%, 8/15/32                   264,330
  3,100,000    Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/42                                       2,755,280
                                                                                                    $      3,533,719
               South Carolina - 3.3 %
  4,000,000    Georgetown County South Carolina Pollution Control Facilities Revenue, 5.125%, 2/1/12$      4,239,080
  4,000,000    South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, 6.875%      4,400,720
    350,000    South Carolina Housing Finance & Development Authority Mortgage Revenue, Series A-1, 6        357,585
  2,500,000    Tobacco Settlement Revenue Management, 6.375%, 5/15/30                                      2,309,250
                                                                                                    $     11,306,635
               South Dakota - 0.8 %
  1,235,000    South Dakota Conservancy District Revenue, 5.625%, 8/1/17                            $      1,320,005
  1,255,000    South Dakota State Lease, Revenue, 8.0%, 9/1/05                                             1,325,205
                                                                                                    $      2,645,210
               Tennessee - 0.7 %
  1,000,000    Knox County Health Facility, 6.375%, 4/15/22                                         $        989,980
  1,500,000    Knox County Health Facility, 6.5%, 4/15/31                                                  1,488,885
                                                                                                    $      2,478,865
               Texas - 11.1 %
  3,500,000    Weslaco Health Facilities, 6.25%, 6/1/25                                             $      3,630,235
  2,000,000    Weslaco Health Facilities, 6.25%, 6/1/32                                                    2,060,620
    750,000    Carroll Independent School District, 6.75%, 8/15/21                                           973,088
    850,000    Carroll Independent School District, 6.75%, 8/15/22                                         1,102,850
  2,310,000    Texas Clear Creek Independent School District General Obligation, 0.0%, 2/1/10              1,926,332
  1,000,000    Georgetown Health Facilities Developement Corp., 6.25% 8/15/29                                955,310
  1,000,000    Harris County Health Facilties Development Authority, 6.375%, 6/1/29                        1,093,790
  2,050,000    Texas Keller Independent School District General Obligation, 0.0%, 8/15/10                  1,676,798
  7,000,000    Brazos River Authority Pollution Control Revenue, 7.7%, 4/1/33                              8,304,660
  4,000,000    Brazos River Authority Pollution Control Revenue, 5.375%, 4/1/19*                           4,000,000
  5,500,000    Texas Public Finance Authority Building Revenue, 0.0%, 2/1/08                               5,024,305
  2,750,000    Texas Public Finance Authority Building Revenue, 0.0%, 2/1/10                               2,293,253
  4,500,000    Tomball Hospital Authority, 6.125%, 7/1/23                                                  4,500,450
                                                                                                    $     37,541,691
               Utah - 0.9 %
  2,980,000    Weber County Municipal Building Authority Revenue, 5.75%, 12/15/19                   $      3,127,093
                                                                                                    $      3,127,093
               Washington - 5.2 %
  1,670,000    Clark County Public Utility District #1 Water Revenue, 5.5%, 1/1/15*                 $      1,719,699
  1,150,000    Clark County Public Utility District #1 Water Revenue, 5.5%, 1/1/15                         1,183,017
  1,500,000    Clark County School District No. 037 Vancouver, 5.5%, 12/1/15                               1,681,725
    165,000    King County General Obligation ,6.625%, 12/1/15                                               190,451
  1,000,000    King & Snohomish Counties School District No. 417 Northshore, 5.75%, 12/1/14                1,047,030
  2,500,000    Snohomish County Public Utility District Revenue, 6.8%, 1/1/20                              3,130,075
  2,250,000    Snohmish County Public Utlility District Revenue, 5.7%, 12/1/11+                            2,601,158
  3,500,000    Tobacco Settlement Authority Washington, 6.625%, 6/1/32                                     3,311,455
  2,465,000    Spokane Washington Public Facilities, 5.75%, 12/1/18                                        2,817,668
                                                                                                    $     17,682,278
               Wisconsin - 1.7 %
  1,430,000    Adams-Friendship School District, 6.5%, 4/1/16                                       $      1,774,988
  3,850,000    Wisconsin State Health & Educational Facilities Authority, 5.6%, 2/15/29                    3,853,273
                                                                                                    $      5,628,261
               TOTAL TAX-EXEMPT OBLIGATIONS
               (Cost   $311,036,626)                                                                $    333,534,473

  Shares       TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.2 %
    564,608    Blackrock Provident Institutional Municipal Fund                                     $        564,608
               TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
               (Cost   $564,608)                                                                    $        564,608

               TOTAL INVESTMENT IN SECURITIES - 98.8%
               (Cost   $311,601,234)(a)                                                             $    334,099,081

               OTHER ASSETS AND LIABILITIES - 1.2%                                                  $     4,001,417

               TOTAL NET ASSETS - 100.0%                                                            $    338,100,498

       (a)     At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $311,514,392 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                                            $  24,937,330

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                                               (2,352,641)

               Net unrealized gain


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.